Organization (Details)	Mar. 31, 2014 farm grainstorage	Dec. 31, 2013 grainstorage farm
FP Land LLC, predecessor business
Organization
Number of farms owned	38	38
Number of grain storage facilities owned	3	3
Operating Partnership | FP Land merger, transaction between entities under common control | FP Land | Expected
Organization
Ownership interest in the properties (as a percent)		100.00%